Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000108404 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000108404 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108404 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108404 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108404 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108404 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108404 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108404 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108404 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108404 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108404 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.60%
C000108404 | Cash & Equivalent31846V542
Holdings [Line Items]
Percent of Total Investments	1.40%
C000108404 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000108404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000108404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000108404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000108406 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000108406 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108406 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108406 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108406 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108406 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108406 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108406 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108406 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108406 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108406 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.60%
C000108406 | Cash & Equivalent31846V542
Holdings [Line Items]
Percent of Total Investments	1.40%
C000108406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108406 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000108406 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108406 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000108406 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108406 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108406 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000108406 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000218687 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218687 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218687 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218687 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218687 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218687 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218687 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218687 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218687 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218687 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218687 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.60%
C000218687 | Cash & Equivalent31846V542
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218687 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000218687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000218687 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000218687 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.00%